Pension and Other Postretirement Benefit Plans - Schedule of Allocated Target Investment Portfolio of Pension Plan (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocations	47.00%	40.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocations	39.00%	50.00%
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Actual Asset Allocations	14.00%	10.00%